Net Earnings per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net Earnings per Share

 NOTE 9   NET EARNINGS PER SHARE

	2020	2019
Weighted average number of common shares	569,657,000	582,269,000
Dilutive effect of stock options	29,000	777,000
Dilutive effect of share-settled PSUs	-	56,000
Weighted average number of diluted common shares	569,686,000	583,102,000

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2020	2019
Number of options excluded	9,875,797	4,539,529
Performance option plan years fully excluded	2011 – 2017	2010 – 2015
Stock option plan years fully excluded	2015, 2017 – 2020	2015, 2019